Principal accounting policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Principal accounting policies [Abstract]
Equity interest in Taofang	50.00%
Impairment of long-lived assets
business tax and related surcharges	1,742	4,380	2,581
Advertising expenses	22,703	25,063	68,510
Interest or penalties associated with tax positions
Unrecognized uncertain tax positions
Employee benefit expenses	9,385	8,871	4,372
Government grants	982	1,150
Appropriations to statutory surplus fund and other reserve funds